Income Taxes (Details Narrative) - CAD ($) $ in Millions		12 Months Ended
	Apr. 07, 2022	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of IncomeTax [Line Items]
Additional income tax and interest reassessed to date		$ 1,734
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized		594	$ 668
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized		98,000	80,000
Not Later Than Five Years [Member]
Disclosure Of IncomeTax [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized to expire		9	$ 25
Canadian Federal Budget Proposed Tax Measures [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Canada Recovery Dividend Tax Rate	15.00%
Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Tax payable, Term of installments	over five years
Additional Permanent Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Tax rate effect from change in tax rate	1.50%
Bottom of range [member] | Canadian Federal Budget [member] | Canada Recovery Dividend [member]
Disclosure Of IncomeTax [Line Items]
Applicable taxable Income lower limit	$ 1,000
Bottom of range [member] | Increase in Tax Rate [member] | Canadian Federal Budget [member]
Disclosure Of IncomeTax [Line Items]
Applicable taxable Income lower limit	$ 100
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven To Two Thousand Seventeen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		1,646
Canada Revenue Agency Reassessment [member] | Tax Year Two Thousand Sixteen And Two Thousand And Seventeen [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		614
Revenu Quebec Agency [member] | Two thousand eleven to two thousand fifteen taxation years [member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		34
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand And Sixteen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		20
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 54